Inventories, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Inventories, Net [Abstract]
Raw materials	$ 1,048,445	$ 744,611
Finished goods	78,205	74,472
Work-in-progress	$ 51,538	$ 44,395